Non-current assets of disposal groups classified as held for sale (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 2,121,327	$ 383,138
Land [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,752,783	228,181
Contructions [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	359,414	144,985
Machinery [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 9,130	$ 9,972